Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity File Number	001-39365
Entity Registrant Name	Amryt Pharma plc
Entity Central Index Key	0001783010
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Dept 920a 196 High Road
Entity Address, Address Line Two	Wood Green
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	N22 8HH
Title of 12(b) Security	American Depositary Shares (each representing 5 Ordinary Shares, par value £0.06)
Trading Symbol	AMYT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	319,814,747
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Grant Thornton
Auditor Location	Dublin, Ireland
Auditor Firm ID	1402
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	45 Mespil Road
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	4
Contact Personnel Name	Rory Nealon
City Area Code	353
Local Phone Number	1518 0200